Inventories (Tables)	12 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	2015	2014
Finished goods	$6,213,300	$8,338,302
Raw materials	3,538,296	5,724,265

	$9,751,596	$14,062,567